Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 14,346	¥ 12,585	¥ 11,917